Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

17. COMMITMENTS AND CONTINGENCIES

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

Lease commitment

As of December 31, 2019, the Company leases offices space under three non-cancelable operating lease arrangements, two of which had a term over 12 months. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company discounted lease payments based on an estimate of its incremental borrowing rate to present value.

The Company's lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheet.

December 31, 2019

Rights of use lease assets	$245,982

Operating lease liabilities, current	$210,219
Operating lease liabilities, noncurrent	41,363
Total operating lease liabilities	$251,582

As of December 31, 2019, the weighted average remaining lease term was 1.19 years, and discount rates were 4.75% for all of the operating leases.

Rental expense for the years ended December 31, 2019, 2018 and 2017 were $307,864, $195,326 and $171,788, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2019:

2020	$217,644
2021	41,626
Total lease payments	259,270
Less: imputed interest	(7,688)
Present value of lease liabilities	$251,582

Contractual commitment for construction of the Company's office campus

During the year ended December 31, 2018, the Company obtained two pieces of land use rights (Note 7), on which it commenced construction of the office campus and facilities (Note 6). The construction was completed in January 2020. Future minimum capital commitment under construction contract as of December 31, 2019 are as follows:

Twelve months ending December 31,	Minimum capital commitment
2020	154,530
$154,530